Insurance - Summary of Gross and Reinsurers' Share of Insurance Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	$ 11,966	$ 11,511
Life insurance contracts, Life, health and annuity [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	11,934	11,481
Ceded amount	968	902
Net amount	10,966	10,579
Life insurance contracts, Investment contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	38	41
Net amount	38	41
Life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	11,972	11,522
Ceded amount	968	902
Net amount	11,004	10,620
Non-life insurance contracts, Unearned premium provision [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	9	7
Net amount	9	7
Non-life insurance contracts, Unpaid claims provision [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	32	30
Ceded amount	1	1
Net amount	31	29
Non-life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	41	37
Ceded amount	1	1
Net amount	40	36
Life and non-life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	12,013	11,559
Ceded amount	969	903
Net amount	$ 11,044	$ 10,656